Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

6. Related Party Transactions

Prior to completing the Business Combination and becoming publicly traded in September 2023, the Company funded its operations primarily through issuances of convertible promissory notes and private sales of common stock. These investments included various related parties, including from AJC Capital and certain directors as further discussed below.

The following table presents the various significant related party transactions and investments in the Company for the periods presented (in thousands):

Related Party	Description of investment or transaction	June 30, 2025	December 31, 2024
Director A and Director E	Current term notes payable, net of discount, including accrued interest(1)	775	2,702
Director F and relative of Officer A	Accounts payable and accrued expenses(2)	21	30
Director F	Former Chief Executive Officer(3)	432	—
Director D	Former President and Chief Operating Officer(4)	—	434
Director A	Advisory services included in accrued expenses(5)	—	18
Director F	Lease guaranty(6)	4	186
Director A	Other liabilities(7)	—	638
Director F and Director A	Warrant liability(8)	7	9
Relative of Officer A	Loan payable(9)	—	223

(1)	As of June 30, 2025, related party term note payable amounts due to Directors A totaling $0.8 million, inclusive of principal amounts totaling $0.4 million and accrued interest amounts totaling $0.4 million, have been classified as a short term liability on the accompanying unaudited condensed consolidated balance sheets. As of December 31, 2024, related party term note payable amounts due to Directors A and E totaled $2.7 million. See Note 7 for further details.

(2)	Amounts owed to Director F as of June 30, 2025 and December 31, 2024, for reimbursable expenses; in addition, amounts owed to a relative of Officer A for certain legal fees, included in accounts payable and accrued expenses. In April 2025, $28,000 was settled with Director F.

(3)

On April 22, 2025, the Company executed a General Release of Claims and Transition Agreement (“Release Agreement”) with Mr. Camaisa, (Director F referenced above), and is obligated to pay Director F $500,000 separation pay in the form of compensation continuation over 12 months pursuant to our regular and customary payroll schedule, less all regular and customary payroll withholdings and shall also be liable to pay Director F COBRA premiums for 12 months, commencing May 2025. Director F shall also be entitled to receive a transition/ consulting pay of $10,000 per month during the transition period. The Company expensed $20,000 for the three and six months ended June 30, 2025.

(4)	On February 1, 2022, the Company appointed a then current board member (Director D referenced above), George K. Ng, as President and Chief Operating Officer of the Company under an Employment Agreement (the “Ng Agreement”). Under the Ng Agreement, Mr. Ng was entitled to a base annual salary of $0.5 million and a signing bonus of $0.3 million, payable in three equal monthly installments. Mr. Ng was eligible for standard change in control and severance benefits. On June 23, 2023, the Company entered into a Separation and Release Agreement with Mr. Ng which included a severance accrual and accrued interest as of December 31, 2024 (see Note 11). The lump sum payment and accrued interest was settled in January 2025.

(5)	On April 1, 2022, the Company entered into an Advisory Agreement with Scott Leftwich (Director A referenced above), for providing certain strategic and advisory services. Director A received an advisory fee of $9,166 per month not to exceed $0.1 million per annum, accrued and payable upon the Company raising $10 million or more in equity proceeds, as defined in the Advisory Agreement. The Advisory Agreement terminated on August 31, 2023. The accrued advisory fees were settled in January 2025.

(6)	In October 2022, in order for the Company to secure and execute the San Diego Lease discussed in Note 11, Director F, provided a personal Guaranty of Lease of (the “Guaranty”) up to $0.9 million to the lessor for the Company’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, the Company agreed to pay Director F 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Director F from the Guaranty by the lessor, whichever occurs first. As of June 30, 2025 and December 31, 2024, the amounts shown in the table above represents the present value, including accrued interest as of the period shown, of approximately $4,000 and $0.2 million, respectively, payment due to Director F upon the release or termination of the Guaranty, which is included in non-current operating lease right-of-use liability. The amount due to Director F was partially settled in April 2025.

(7)	In August 2023, the Company entered into an agreement with Director A for deferred compensation including advisory fees for $0.5 million, which was paid in January 2025 (see Note 11). The $0.5 million note bore interest at 24% through August 12, 2024, at which time the note was amended and replaced with an interest rate of 14% per annum. The deferred compensation and advisory fees were settled in January 2025.

(8)	See Note 8 for disclosures around Warrants.

(9)	In January 2024, the Company entered into a loan agreement with a relative of Officer A for a loan payable for $0.2 million, which bears interest at 12%. The loan was settled in full in January 2025.

6. Related Party Transactions

The Company has funded its operations to date primarily through private sales of convertible preferred stock, contingently convertible and convertible promissory notes, and common stock. These investments have included various related parties, including from AJC Capital and certain directors as further discussed below.

The following table presents the various significant related party transactions and investments in the Company for the periods presented (in thousands):

Related Party	Description of investment or transaction	December 31, 2024	December 31, 2023
Director A and Director E	Current term notes payable, net of discount, including accrued interest(1)	2,702	278
Director A	Noncurrent term notes payable including accrued interest(1)	—	2,060
AJC Capital and relative of Officer A	Accounts payable and accrued expenses(2)	30	104
Director D	Former President and Chief Operating Officer(3)	434	495
Director A	Advisory services included in accrued expenses(4)	18	18
AJC Capital	Lease guaranty(5)	186	167
Director A	Other liabilities(6)	638	538
AJC Capital and Director A	Warrant liability(7)	9	48
Relative of Officer A	Loan payable(8)	223	—

(1)	As of December 31, 2024, related party term notes payable amounts due to Directors A and E totaling $2.7 million, inclusive of principal amounts totaling $2.0 million and accrued interest amounts totaling $0.7 million, have been classified as a short term liability on the accompanying consolidated balance sheets. See Note 7 for further details.

(2)	Amounts owed to AJC Capital as of December 31, 2024, for reimbursable expenses; in addition, amounts owed to a relative of Officer A for certain legal fees, included in accounts payable and accrued expenses as of December 31, 2024.

(3)	On February 1, 2022, the Company appointed a then current board member (Director D referenced above), George K. Ng, as President and Chief Operating Officer of the Company under an Employment Agreement (the “Ng Agreement”). Under the Ng Agreement, Mr. Ng was entitled to a base annual salary of $0.5 million and a signing bonus of $0.3 million, payable in three equal monthly installments. Mr. Ng was eligible for standard change in control and severance benefits. On June 23, 2023, the Company entered into a Separation and Release Agreement with Mr. Ng which includes a severance accrual and accrued interest as of December 31, 2024 (see Note 11).

(4)	On April 1, 2022, the Company entered into an Advisory Agreement with Scott Leftwich (Director A referenced above), for providing certain strategic and advisory services. Director A will receive an advisory fee of $9,166 per month not to exceed $0.1 million per annum, accrued and payable upon the Company raising $10 million or more in equity proceeds, as defined in the Advisory Agreement. The Advisory Agreement terminated on August 31, 2023. The accrued advisory fees were paid to Director A in January 2025.

(5)	In October 2022, in order for the Company to secure and execute the San Diego Lease discussed in Note 11, Mr. Allan Camaisa provided a personal Guaranty of Lease of (the “Guaranty”) up to $0.9 million to the lessor for the Company’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, the Company agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first. The amount shown in the table above, represents the present value, including accrued interest as of the period shown, of the aggregate $0.2 million payment due to Mr. Camaisa upon the release or termination of the Guaranty, which is included in noncurrent operating lease right-of-use liability.

(6)	In August 2023, the Company entered into an agreement with Director A for deferred compensation including advisory fees for $0.5 million, which was subsequently paid in January 2025 (see Note 12). The $0.5 million note bore interest at 24% through August 12, 2024, at which time the note was amended and replaced with an interest rate of 14% per annum.

(7)	See Note 8 for disclosures around Warrants.

(8)	In January 2024, the Company entered into a loan agreement with a relative of Officer A for a loan payable for $0.2 million, which was paid in January 2025. The $0.2 million loan bears interest at 12%.